Equity - Schedule of Common Shares (Parentheticals) (Details) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Before Stock Split [Member]
Schedule of Common Shares [Line Items]
Common shares – par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Employee Incentive Plan (Before Stock Split) [Member]
Schedule of Common Shares [Line Items]
Common shares – par value (in Dollars per share)	0.01	0.01	0.01
Net Reverse Stock Split [Member]
Schedule of Common Shares [Line Items]
Common shares – par value (in Dollars per share)	$ 0.01	0.01	$ 0.01
Previously Reported [Member] | Before Stock Split [Member]
Schedule of Common Shares [Line Items]
Common shares – par value (in Dollars per share)		0.01
Previously Reported [Member] | Employee Incentive Plan (Before Stock Split) [Member]
Schedule of Common Shares [Line Items]
Common shares – par value (in Dollars per share)		0.01
Previously Reported [Member] | Net Reverse Stock Split [Member]
Schedule of Common Shares [Line Items]
Common shares – par value (in Dollars per share)		$ 0.01